Credit facilities	12 Months Ended
Dec. 31, 2018
Credit Facilities
9. Credit facilities

The Company currently has two credit facilities, the “Credit Facility – Liquid”, which is used to finance the Company’s installment loan products (“Liquid loans”), and the “Credit Facility – Other”, which is used to finance other loan products.

On September 1, 2015 the Company entered into the Credit Facility – Liquid through a structured entity called Mogo Finance Trust. The Credit Facility – Liquid consists of a term loan that authorizes an operating line for a maximum of $50 million and matures on August 31, 2020. Under the terms of the agreement, the facility may be increased up to $200 million upon certain conditions. The amount drawn on the facility as at December 31, 2018 was $32,375 (December 31, 2017 – $29,439) with unamortized deferred financing costs of $554 (December 31, 2017 – $887) netted against the amount owing. The term loan bears interest at a variable rate of LIBOR plus 8.00% (with a LIBOR floor of 1.50%), payable on the greater of the actual aggregate unpaid principal balance, or the prescribed minimum balance under the term loan agreement. For the three month period ended December 31, 2018 the prescribed minimum balance was $44 million. The prescribed minimum balance is reset to $33 million in the first quarter of 2019, and will rise incrementally up to $44 million by the maturity date. As at December 31, 2018, LIBOR was 2.50% (December 31, 2017 – 1.56%). Interest expense on the Credit Facility - Liquid is included in credit facility interest expense in the consolidated statements of comprehensive loss.

On September 25, 2017, the Company finalized a new senior secured credit facility of up to $40 million (“Credit Facility – Other” and, together with the Credit Facility – Liquid) which was used to repay and replace Mogo’s previous $30 million “Credit Facility – ST” entered into on February 24, 2014. This transaction resulted in the extinguishment of the (“Credit Facility – ST”). The Credit Facility – Other matures on July 2, 2020, compared to the maturity date of July 2, 2018 under the previous facility.

On December 18, 2018, the Company increased the borrowing limit on the Credit Facility – Other from $40 million to $50 million. The facility bears interest at a variable rate of LIBOR plus 12.50% (with a LIBOR floor of 2.00%) up to the first $40 million of borrowing, a decrease from the variable rate of LIBOR plus 13.00% (with a LIBOR floor of 2.00%) under the previous Credit Facility - ST. The incremental portion of facility borrowings above $40 million bears interest at a variable rate of LIBOR plus 11.00% (with a LIBOR floor of 2.00%). Consistent with the previous facility, there is a 0.33% fee on the available but undrawn portion of the $50 million facility. The amount drawn on the new facility as at December 31, 2018 was $44,327 (December 31, 2017 – $28,749) with unamortized deferred financing costs of $214 (December 31, 2017 – $191) netted against the amount owing.

Both credit facilities are subject to certain covenants and events of default. As of December 31, 2018, the Company is in compliance with these covenants. Interest expense on both credit facilities is included in credit facility interest expense in the consolidated statements of comprehensive loss.